Subsequent Events (Details)														3 Months Ended		12 Months Ended
	Apr. 22, 2024 USD ($) $ / shares shares	Apr. 15, 2024 USD ($) $ / shares shares	Mar. 08, 2024 USD ($) $ / shares	Jan. 03, 2024 USD ($) $ / shares shares	May 09, 2023 $ / shares shares	Apr. 27, 2023 $ / shares shares	Apr. 19, 2023 USD ($) $ / shares	Nov. 07, 2022 $ / shares shares	Oct. 04, 2022 $ / shares shares	Aug. 05, 2022 shares	May 06, 2022 shares	Apr. 27, 2022 shares	Feb. 07, 2022 $ / shares shares	Mar. 31, 2024 shares	Mar. 31, 2023 USD ($)	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($)	Aug. 04, 2022 $ / shares	May 07, 2022 $ / shares
Subsequent Event
Fair value per share						$ 23.36		$ 156.00	$ 115.20				$ 148.80					$ 218.40	$ 124.80
Repayment of debt principal | $															$ 1,000,000	$ 7,000,000
Number of shares issued | shares						3		321	105	229	401	3	337
Outstanding principal | $																$ 1,010,934	$ 0
Common Stock
Subsequent Event
Issuance of common stock associated with conversion of debt (in shares) | shares														9,139		264,714
Public Offering
Subsequent Event
Shares issued price per share					$ 20.80
Exercise price of warrants					$ 0.001
Expiration term of warrants					5 years
Public Offering | Pre-funded warrants
Subsequent Event
Number of common warrants to purchase shares issued | shares					264,813
Public Offering | Common warrants
Subsequent Event
Number of common warrants to purchase shares issued | shares					408,656
Public Offering | Common Stock
Subsequent Event
Number of shares issued | shares					143,844
Shares issued price per share					$ 20.80
Exercise price of warrants					$ 24.00
Pontifax | First 588,599 shares of common stock issuable upon conversion
Subsequent Event
Shares of common stock issuable upon conversion | $																36,790
Convertible Debt
Subsequent Event
Repayment of debt principal | $				$ 99,416
Number of shares issued | shares				9,139
Shares issued price per share				$ 10.88
Convertible Debt | Common Stock
Subsequent Event
Reduction in conversion price as percentage of closing price of the common stock on the day before the delivery of the conversion notice														90.00%
Convertible Debt | Pontifax
Subsequent Event
Fair value per share				$ 10.88
Repayment of debt principal | $				$ 99,416
Shares of common stock issuable upon conversion | $			27,651	9			3
Outstanding principal | $							$ 3,000,000
Convertible Debt | Pontifax | First 588,599 shares of common stock issuable upon conversion
Subsequent Event
Shares issued price per share							$ 27.20
Reduction in conversion price as percentage of closing price of the common stock on the day before the delivery of the conversion notice							90.00%
Shares of common stock issuable upon conversion | $							3									3
Convertible Debt | Pontifax | Common Stock
Subsequent Event
Issuance of common stock associated with conversion of debt (in shares) | shares				9,139
Fair value per share				$ 10.88
Subsequent Event
Subsequent Event
Shares issued price per share	$ 6.40
Subsequent Event | Public Offering
Subsequent Event
Number of shares issued | shares					143,844
Shares issued price per share	6.40
Exercise price of warrants	0.02
Price per unit	$ 6.38
Expiration term of warrants	5 years
Total gross proceeds | $	$ 4,750,000
Net proceeds | $	$ 4,300,000
Subsequent Event | Public Offering | Pre-funded warrants
Subsequent Event
Number of common warrants to purchase shares issued | shares	537,500
Number of shares in an unit | shares	1
Exercise price of warrants	$ 0.02
Subsequent Event | Public Offering | Common warrants
Subsequent Event
Number of common warrants to purchase shares issued | shares	742,194
Number of warrants in an unit | shares	1
Exercise price of warrants	$ 6.40
Expiration term of warrants	5 years
Subsequent Event | Public Offering | Common Stock
Subsequent Event
Number of shares issued | shares	204,694
Number of shares in an unit | shares	1
Exercise price of warrants	$ 6.40
Subsequent Event | Convertible Debt | Pontifax
Subsequent Event
Issuance of common stock associated with conversion of debt (in shares) | shares		27,651
Fair value per share		$ 5.60
Repayment of debt principal | $		$ 154,840
Shares issued price per share			$ 27.40
Interest outstanding | $			$ 45,840
Reduction in conversion price as percentage of closing price of the common stock on the day before the delivery of the conversion notice			90.00%
Outstanding principal | $			$ 2,900,585